--------------------------------------------------------------------------------

                                  FINAL REPORT





                                SPECIAL EQUITIES
                                      FUND




                               John Hancock Funds



                               December 10, 1999

                    John Hancock Funds -Special Equities Fund

                                    Trustees
                              Dennis S. Aronowitz *
                                Stephen L. Brown
                            Richard P. Chapman, Jr.*
                               William J. Cosgrove
                                Leland O. Erdahl
                               Richard A. Farrell
                                 Maureen R. Ford
                                 Gail D. Fosler
                                William F. Glavin
                                 Anne C. Hodsdon
                                Dr. John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt *
                               Richard S. Scipione
                        * Members of the Audit Committee

                                    Officers
                                Stephen L. Brown
                                    Chairman
                                 Maureen R. Ford
                    Vice Chairman and Chief Executive Officer
                                 Anne C. Hodsdon
                                 President,Chief
                              Operating Officer and
                            Chief Investment Officer
                                 Osbert M. Hood
                          Executive Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                                    Custodian
                         Investors Bank & Trust Company
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                   John Hancock Funds - Special Equities Fund



Statement of Assets and Liabilities
December 10, 1999            (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

Assets:
 Investments at value - Note C:
                           Common stocks              (cost -  $  476,694,539 )                                   $708,957,967
                           Joint repurchase agreement (cost -  $   71,545,000 )                                     71,545,000
                           Corporate savings account                                                                       470
                                                                                                              -----------------
                                                                                                                   780,503,437

 Receivable for shares sold                                                                                             18,004
 Dividends receivable                                                                                                   17,767
 Interest receivable                                                                                                    53,016
 Other assets                                                                                                           87,176
                                                                                                              -----------------
                                                                                  Total Assets                     780,679,400
                                                                                  ---------------------------------------------
Liabilities:
 Payable for shares repurchased                                                                                        140,127
 Payable to John Hancock Advisers, Inc.
                         and affiliates - Note B                                                                       852,284
 Accounts payable and accrued expenses                                                                                 370,409
                                                                                                              -----------------
                                                                                  Total Liabilities                  1,362,820
                                                                                  ---------------------------------------------
Net Assets:
 Capital paid-in                                                                                                   547,308,555
 Accumulated net realized loss on investments                                                                         (194,517)
 Net unrealized appreciation of investments                                                                        232,263,428
 Accumulated net investment loss                                                                                       (60,886)
                                                                                                              =================
                                                                                  Net Assets                      $779,316,580
                                                                                  =============================================
Net Asset Value Per Share:
 (Based on net asset values and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value)
  Class A -                                   $373,954,348       14,884,568                                             $25.12
  =============================================================================================================================
  Class B -                                   $388,850,706       16,417,326                                             $23.69
  =============================================================================================================================
  Class C -                                        $90,874            3,836                                             $23.69
  =============================================================================================================================
  Class Y -                                    $16,420,652          624,246                                             $26.30
  =============================================================================================================================
Maximum Offering Price Per Share*
  Class A - (                                       $25.12  x105.26%)                                                   $26.44
  =============================================================================================================================
  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.



                       SEE NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund


Statement of Operations
For the Period November 1, 1999 to December 10, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------


Investment Income:
   Dividends                                                                              $ 125,963
   Interest                                                                                 585,413
                                                                        ----------------------------
                                                                                            711,376
                                                                        ----------------------------

   Expenses:
   Investment management fee - Note B                                                       647,274
   Distribution and service fee - Note B
     Class A                                                                                113,692
     Class B                                                                                397,221
     Class C                                                                                     86
   Transfer agent fee - Note B                                                              350,900
   Custodian fee                                                                             13,553
   Accounting and legal services fee - Note B                                                16,490
   Registration and filing fees                                                               9,925
   Trustees' fees                                                                             1,722
                                                                        ----------------------------
                       Total Expenses                                                     1,550,863
                       -----------------------------------------------------------------------------
                       Net Investment Loss                                                 (839,487)
                       -----------------------------------------------------------------------------

Realized and Unrealized Gain on Investments:
   Net realized gain on investments sold                                                 72,117,158
   Change in net unrealized appreciation/depreciation
      of investments                                                                     69,642,702
                                                                        ----------------------------
                       Net Realized and Unrealized Gain on
                       Investments                                                      141,759,860
                       -----------------------------------------------------------------------------
                       Net Increase in Net Assets
                       Resulting from Operations                                       $140,920,373
                       =============================================================================


                        SEE NOTES TO FINANCIAL STATEMENTS



                   John Hancock Funds - Special Equities Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FOR THE PERIOD FROM
                                                                                                      NOVEMBER 1, 1999 TO
                                                                                   YEAR ENDED          DECEMBER 10, 1999
                                                                                 OCTOBER 31, 1999        (UNAUDITED)
Increase (Decrease) in Net Assets:                                              -----------------   ----------------------
From Operations:
      Net investment loss                                                            ($14,209,441)              ($839,487)
      Net realized gain on investments sold and financial futures contracts           183,454,406              72,117,158
      Change in net unrealized appreciation/depreciation of investments                51,251,144              69,642,702
                                                                                ------------------ -----------------------
        Net Increase in Net Assets Resulting from Operations                          220,496,109             140,920,373
Distributions to Shareholders:                                                  ------------------ -----------------------
      Distributions from net realized gain on investments sold
        Class A - ($0.3730 and $6.4820 per share, respectively)                        (8,117,761)            (77,364,356)
        Class B - ($0.3730 and $6.4820 per share, respectively)                        (8,822,320)            (84,762,594)
        Class C** - (none and $6.4820 per share, respectively)                                  -                 (19,476)
        Class Y - ($0.3730 and $6.4820 per share, respectively)                          (583,124)             (3,236,742)
                                                                                ------------------------------------------
        Total Distributions to Shareholders                                           (17,523,205)           (165,383,168)
                                                                                ------------------ -----------------------

From Fund Share Transactions - Net: *                                                (486,308,214)            131,933,417
                                                                                ------------------ -----------------------


Net Assets:
      Beginning of period                                                             955,181,268             671,845,958
      End of period (including accumulated net investment loss                  ------------------ -----------------------

        of $60,886 and $60,886, respectively)                                        $671,845,958            $779,316,580
                                                                                ================== =======================


                        SEE NOTES TO FINANCIAL STATEMENTS


* Analysis of Fund Share Transactions:
                                                                                                     FOR THE PERIOD FROM
                                                                                                     NOVEMBER 1, 1999 TO
                                                                               YEAR ENDED            DECEMBER 10, 1999
                                                                            OCTOBER 31, 1999            (UNAUDITED)
                                                                        -----------------------    -----------------------
                                                                           SHARES      AMOUNT        SHARES      AMOUNT
                                                                        -----------  ----------    ---------- ------------

CLASS A
     Shares sold                                                        55,124,810 $1,238,433,262   1,074,553    $29,874,677
     Shares issued to shareholders in reinvestment of distributions        327,026      6,662,070   2,788,412     69,208,379
                                                                      ------------ -------------- -----------   ------------
                                                                        55,451,836  1,245,095,332   3,862,965     99,083,056
     Less shares repurchased                                           (65,584,449)(1,475,529,331  (1,301,761)   (36,914,608)
                                                                      ------------ -------------- -----------   ------------
     Net increase (decrease)                                           (10,132,613) ($230,433,999)  2,561,204    $62,168,448
                                                                      ============ ============== ===========   ============

CLASS B
     Shares sold                                                         1,546,196    $33,605,852     568,131    $13,307,250
     Shares issued to shareholders in reinvestment of distributions        348,167      6,821,932   2,860,326     66,931,621
                                                                      ------------ -------------- -----------   ------------
                                                                         1,894,363     40,427,784   3,428,457     80,238,871
     Less shares repurchased                                           (12,078,839)  (263,898,001)   (527,353)   (14,187,950)
                                                                      ------------ -------------- -----------   ------------
     Net increase (decrease)                                           (10,184,476) ($223,470,217)  2,901,104    $66,050,921
                                                                      ============ ============== ===========   ============

CLASS C **
     Shares sold                                                             2,645        $58,121         762        $19,621
     Shares issued to shareholders in reinvestment of distributions            -            -             574         13,439
                                                                      ------------ -------------- -----------   ------------
                                                                             2,645         58,121       1,336         33,060
     Less shares repurchased                                                  (143)        (3,402)         (2)           (43)
                                                                      ------------ -------------- -----------   ------------
     Net increase                                                            2,502        $54,719       1,334        $33,017
                                                                      ============ ============== ===========   ============

CLASS Y
     Shares sold                                                           132,438     $3,098,000      30,015       $906,529
     Shares issued to shareholders in reinvestment of distributions         27,910        583,047     124,538      3,236,742
                                                                      ------------ -------------- -----------   ------------
                                                                           160,348      3,681,047     154,553      4,143,271
     Less shares repurchased                                            (1,619,660)   (36,139,764)    (16,108)      (462,240)
                                                                      ------------ -------------- -----------   ------------
     Net increase (decrease)                                            (1,459,312)  ($32,458,717)    138,445     $3,681,031
                                                                      ============ ============== ===========   ============


** Class C shares commenced operations on March 1, 1999.


                       SEE NOTES TO FINANCIAL STATEMENTS

                   John Hancock Funds - Special Equities Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                                                     FROM  NOVEMBER
                                                                                                                       1, 1999 TO
                                                                               YEAR ENDED OCTOBER 31,                   DECEMBER
                                                               ----------------------------------------------------     10, 1999
                                                                 1995       1996        1997       1998       1999    (UNAUDITED)
                                                               -------     ------      ------     ------     ------  --------------

CLASS A
Per Share Operating Performance
 Net Asset Value, Beginning of Period                         $ 16.11     $ 22.15      $ 24.53   $ 26.32    $ 20.21      $ 26.10
                                                              -------     -------      -------   -------    -------      -------
 Net Investment Loss (1)                                        (0.18)      (0.22)       (0.29)    (0.27)     (0.33)       (0.02)
 Net Realized and Unrealized Gain (Loss) on Investments
  and Financial Futures Contracts                                6.22        3.06         2.08     (5.84)      6.59         5.52
                                                              -------     -------      -------   -------    -------      -------
   Total from Investment Operations                              6.04        2.84         1.79     (6.11)      6.26         5.50
                                                              -------     -------      -------   -------    -------      -------

 Less Distribution:
  Distributions from Net Realized Gains on Investments Sold        -        (0.46)          -         -       (0.37)       (6.48)
                                                              -------     -------      -------   -------    -------      -------
  Net Asset Value, End of Period                              $ 22.15     $ 24.53      $ 26.32   $ 20.21    $ 26.10      $ 25.12
                                                              =======     =======      =======   =======    =======      =======
  Total Investment Return at Net Asset Value (2)               37.49%      12.96%        7.30%   -23.21%     31.51%       21.38% (4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)                    $555,655    $972,312     $807,371  $453,919   $321,671     $373,954
 Ratio of Expenses to Average Net Assets                        1.48%       1.42%        1.43%     1.41%      1.71%        1.62% (5)
 Ratio of Net Investment Loss to Average Net Assets            (0.97%)     (0.89%)      (1.18%)   (1.09%)    (1.50%)      (0.73%)(5)
 Portfolio Turnover Rate                                          82%         59%          41%      107%       136%          14%




                        SEE NOTES TO FINANCIAL STATEMENTS



                   John Hancock Funds - Special Equities Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                                                     FROM  NOVEMBER
                                                                                                                       1, 1999 TO
                                                                               YEAR ENDED OCTOBER 31,                   DECEMBER
                                                               ----------------------------------------------------     10, 1999
                                                                 1995       1996        1997       1998       1999    (UNAUDITED)
                                                               -------     ------      ------     ------     ------  --------------

CLASS B
Per Share Operating Performance
 Net Asset Value, Beginning of Period                         $ 15.97     $ 21.81      $ 23.96   $ 25.52    $ 19.45      $ 24.93
                                                              -------     -------      -------   -------    -------      -------
 Net Investment Loss (1)                                        (0.31)      (0.40)       (0.46)    (0.45)     (0.47)       (0.04)
 Net Realized and Unrealized Gain (Loss) on Investments
  and Financial Futures Contracts                                6.15        3.01         2.02     (5.62)      6.32         5.28
                                                              -------     -------      -------   -------    -------      -------
   Total from Investment Operations                              5.84        2.61         1.56     (6.07)      5.85         5.24
                                                              -------     -------      -------   -------    -------      -------

 Less Distribution:
  Distributions from Net Realized Gains on Investments Sold        -        (0.46)          -         -       (0.37)       (6.48)
                                                              -------     -------      -------   -------    -------      -------
  Net Asset Value, End of Period                              $ 21.81     $ 23.96      $ 25.52   $ 19.45    $ 24.93      $ 23.69
                                                              =======     =======      =======   =======    =======      =======
  Total Investment Return at Net Asset Value (2)               36.57%      12.09%        6.51%   -23.79%     30.62%       21.35% (4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)                    $454,934    $956,374     $951,449  $460,971   $336,979     $388,851
 Ratio of Expenses to Average Net Assets                        2.20%       2.16%        2.19%     2.16%      2.38%        2.32% (5)
 Ratio of Net Investment Loss to Average Net Assets            (1.69%)     (1.65%)      (1.95%)   (1.84%)    (2.16%)      (1.47%)(5)
 Portfolio Turnover Rate                                          82%         59%          41%      107%       136%          14%




                        SEE NOTES TO FINANCIAL STATEMENTS



                   John Hancock Funds - Special Equities Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------

                                                                   FOR THE PERIOD FROM             FOR THE PERIOD FROM
                                                                      MARCH 1, 1999                  NOVEMBER 1, 1999
                                                               (COMMENCEMENT OF OPERATIONS)       TO DECEMBER 10, 1999
                                                                    TO OCTOBER 31, 1999                (UNAUDITED)
                                                               ----------------------------       ---------------------

CLASS C (3)
Per Share Operating Performance
 Net Asset Value, Beginning of Period                           $                    20.92          $            24.94
                                                               ----------------------------       ---------------------
 Net Investment Loss (1)                                                             (0.35)                      (0.04)
 Net Realized and Unrealized Gain (Loss) on Investments
  and Financial Futures Contracts                                                     4.37                        5.27
                                                               ============================       =====================
   Total from Investment Operations                                                   4.02                        5.23
                                                               ----------------------------       ---------------------

 Less Distribution:
  Distributions from Net Realized Gains on Investments Sold                             -                        (6.48)
                                                               ----------------------------       ---------------------

  Net Asset Value, End of Period                                $                    24.94         $             23.69
                                                               ============================       =====================
  Total Investment Return at Net Asset Value (2)                                    19.22% (4)                  21.30% (4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)                                              $62                         $91
 Ratio of Expenses to Average Net Assets                                             2.39% (5)                   2.32% (5)
 Ratio of Net Investment Loss to Average Net Assets                                 (2.25%)(5)                  (1.47%)(5)
 Portfolio Turnover Rate                                                              136%                         14%


                       SEE NOTES TO FINANCIAL STATEMENTS


                   John Hancock Funds - Special Equities Fund


Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                                                     FROM  NOVEMBER
                                                                                                                       1, 1999 TO
                                                                               YEAR ENDED OCTOBER 31,                   DECEMBER
                                                               ----------------------------------------------------     10, 1999
                                                                 1995       1996        1997       1998       1999    (UNAUDITED)
                                                               -------     ------      ------     ------     ------  --------------

CLASS Y (3)
Per Share Operating Performance
 Net Asset Value, Beginning of Period                         $ 16.20     $ 22.40      $ 24.91   $ 26.86    $ 20.71      $ 27.04
                                                              -------     -------      -------   -------    -------      -------
 Net Investment Loss (1)                                        (0.09)      (0.14)       (0.18)    (0.17)     (0.18)        0.17
 Net Realized and Unrealized Gain (Loss) on Investments
  and Financial Futures Contracts                                6.29        3.11         2.13     (5.98)      6.88         5.57
                                                              -------     -------      -------   -------    -------      -------
   Total from Investment Operations                              6.20        2.97         1.95     (6.15)      6.70         5.74
                                                              -------     -------      -------   -------    -------      -------

 Less Distribution:
  Distributions from Net Realized Gains on Investments Sold        -        (0.46)          -         -       (0.37)       (6.48)
                                                              -------     -------      -------   -------    -------      -------
  Net Asset Value, End of Period                              $ 22.40     $ 24.91      $ 26.86   $ 20.17    $ 27.04      $ 26.30
                                                              =======     =======      =======   =======    =======      =======
  Total Investment Return at Net Asset Value (2)               38.27%      13.40%        7.83%   -22.90%     32.90%       21.52% (4)

Ratios and Supplemental Data
 Net Assets, End of Period (000s omitted)                    $ 13,701    $ 67,498     $104,476  $ 40,291   $ 13,134     $ 16,421
 Ratio of Expenses to Average Net Assets                        1.01%       1.03%        0.97%     0.97%      1.02%        0.97% (5)
 Ratio of Net Investment Loss to Average Net Assets            -0.50%      -0.54%       -0.73%    -0.66%     -0.78%        1.29% (5)
 Portfolio Turnover Rate                                          82%         59%          41%      107%       136%          14%


(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Effective June 1, 1998, Class C shares were renamed Class Y shares.  The Fund issued new Class C shares on March 1, 1999.
(4) Not annualized.
(5) Annualized.




                        SEE NOTES TO FINANCIAL STATEMENTS


                   John Hancock Funds - Special Equities Fund

Schedule of Investments
December 10, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               MARKET
ISSUER, DESCRIPTION                                                             NUMBER OF SHARES               VALUE
-------------------                                                             ----------------               -------

COMMON STOCK
Advertising (2.29%)
Catalina Marketing Corp.*                                                           80,000                   $9,055,000
Getty Images, Inc.*                                                                200,000                    8,200,000
Lifeminders.com, Inc.*                                                              17,000                      607,750
                                                                                                       ----------------
                                                                                                             17,862,750
                                                                                                       ----------------

Automobile / Trucks (0.48%)
Monaco Coach Corp.*                                                                171,100                    3,721,425
                                                                                                       ----------------


Broker Services (0.46%)
Web Street, Inc.*                                                                  225,500                    3,579,812
                                                                                                       ----------------

Business Services - Misc (6.13%)
Coinstar, Inc.*                                                                    548,100                    5,755,050
Exactis.com, Inc.*                                                                  20,400                      569,925
InsWeb Corp.*                                                                      151,700                    3,944,200
MedQuist, Inc.*                                                                    260,000                    7,670,000
Modem Media . Poppe Tyson, Inc.*                                                    56,900                    3,883,425
Multex.com, Inc.*                                                                   57,200                    2,044,900
NCO Group, Inc.*                                                                    92,500                    2,907,969
Profit Recovery Group International, Inc. (The)*                                   275,000                   10,432,812
Quanta Services, Inc.*                                                             270,000                    8,555,625
S1 Corp.*                                                                           31,700                    2,052,575
                                                                                                       ----------------
                                                                                                             47,816,481
                                                                                                       ----------------
Chemicals (0.10%)
Symyx Technologies, Inc.*                                                           26,800                      757,100
                                                                                                       ----------------

Computers (28.51%)
Accrue Software, Inc.*                                                              69,200                    3,183,200
Advantage Learning Systems, Inc.*                                                  202,000                    4,633,375
Advent Software, Inc.*                                                             214,050                   12,816,244
Apex, Inc.                                                                         280,000                    7,840,000
Aspen Technology, Inc.*                                                            350,000                    9,581,250
Be Free, Inc.*                                                                     148,100                   10,422,537
BindView Development Corp.*                                                        380,000                   16,915,928
Broadbase Software, Inc.*                                                           93,100                    9,030,700
Clarus Corp.*                                                                      131,400                    8,146,800
Cognizant Technology Solutions Corp.*                                               80,000                    6,300,000
Data Return Corp.*                                                                 200,000                    6,537,500
Dendrite International, Inc.*                                                      130,000                    3,656,250
Digex, Inc.*                                                                       116,100                    5,863,050
FactSet Research Systems, Inc.                                                      49,000                    3,246,250
Fundtech Ltd.* (Israel)                                                            200,000                    4,300,000
iManage, Inc.*                                                                      49,900                    1,690,362
JDA Software Group, Inc.*                                                           70,000                    1,312,500
Maxtor Corp.*                                                                    1,100,000                    6,015,680


                   John Hancock Funds - Special Equities Fund

Schedule of Investments
December 10, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               MARKET
ISSUER, DESCRIPTION                                                             NUMBER OF SHARES               VALUE
-------------------                                                             ----------------               -------

Media Metrix, Inc.*                                                                128,950                   $4,835,625
Mediaplex, Inc.*                                                                    41,500                    2,176,156
Medscape, Inc.*                                                                    157,300                    1,681,144
Micromuse, Inc.*                                                                    52,200                    7,082,888
National Computer Systems, Inc.                                                    290,000                   10,893,125
Network Solutions, Inc.*                                                            40,700                    8,903,125
Orckit Communications Ltd.* (Israel)                                               300,900                   10,982,850
Packeteer, Inc. *                                                                   52,900                    3,974,112
Paradyne Networks, Inc.*                                                           147,100                    4,339,450
pcOrder.com, Inc.*                                                                  89,300                    4,660,344
SCM Microsystems, Inc.*                                                             61,100                    3,608,719
Software.com, Inc.*                                                                 39,800                    4,303,375
SportsLine USA, Inc.*                                                              120,100                    5,944,950
VerticalNet, Inc.*                                                                  46,300                    5,784,606
Visual Networks, Inc.*                                                              27,100                    1,941,038
WebTrends Corp.*                                                                    82,800                    7,276,050
Whittman-Hart, Inc.*                                                               155,000                   12,283,750
                                                                                                         --------------
                                                                                                            222,162,933
                                                                                                         --------------
Electronics (7.28%)
Alpha Industries, Inc.*                                                            110,000                    7,012,500
DuPont Photomasks, Inc.*                                                            50,000                    3,456,250
Micrel, Inc.*                                                                      160,000                    7,800,000
Novellus Systems, Inc.*                                                             60,000                    5,013,750
PLX Technology, Inc.*                                                              370,000                    6,845,000
PMC-Sierra, Inc.* (Canada)                                                          59,000                    6,969,375
Powerwave Technologies, Inc.*                                                      135,000                    8,673,750
QLogic Corp.*                                                                       62,000                    7,994,125
Rudolph Technologies, Inc.*                                                         21,600                      639,900
Sage, Inc.*                                                                         65,000                    1,616,875
Virata Corp.*                                                                       18,450                      720,703
                                                                                                         --------------
                                                                                                             56,742,228
                                                                                                         --------------
Finance (2.73%)
Medallion Financial Corp.                                                          330,300                    6,564,712
Metris Cos., Inc.                                                                  250,000                    9,500,000
NextCard, Inc.*                                                                    145,700                    5,245,200
                                                                                                         --------------
                                                                                                             21,309,912
                                                                                                         --------------
Food (0.56%)
American Italian Pasta Co. (Class A)*                                              160,000                    4,370,000
                                                                                                         --------------

Leisure (2.37%)
Cinar Films, Inc. (Class B)* (Canada)                                              290,000                    5,963,125
Premier Parks, Inc.*                                                               330,000                    8,559,375
Steiner Leisure Ltd.*                                                              255,000                    3,920,625
                                                                                                         --------------
                                                                                                             18,443,125
                                                                                                         --------------

                   John Hancock Funds - Special Equities Fund

Schedule of Investments
December 10, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               MARKET
ISSUER, DESCRIPTION                                                             NUMBER OF SHARES               VALUE
-------------------                                                             ----------------               -------

Machinery (0.79%)
CVC, Inc.*                                                                          79,900                   $1,018,725
Terex Corp.*                                                                       180,000                    5,107,500
                                                                                                         --------------
                                                                                                              6,126,225
                                                                                                         --------------
Media (10.63%)
Acme Communications, Inc.*                                                         144,600                    5,305,012
Citadel Communications Corp.*                                                      219,100                   11,420,588
Cumulus Media, Inc. (Class A)*                                                     255,000                   10,694,062
Network Event Theater, Inc.*                                                       240,000                    6,900,000
Pegasus Communications Corp.*                                                      165,500                   13,581,344
Radio One, Inc.*                                                                   133,350                   10,584,656
Radio Unica Corp.*                                                                 133,800                    3,069,038
TiVo, Inc.*                                                                         88,900                    3,305,969
Westwood One, Inc.*                                                                205,000                   11,685,000
Wink Communications, Inc.*                                                         152,700                    6,270,244
                                                                                                         --------------
                                                                                                             82,815,913
                                                                                                         --------------
Medical (4.69%)
Alkermes, Inc.*                                                                    225,000                    9,281,250
Alpharma, Inc. (Class A)*                                                          200,200                    5,780,775
Cytyc Corp.*                                                                        50,000                    2,225,000
Gilead Sciences, Inc.*                                                              49,200                    1,918,800
IDEC Pharmaceuticals Corp.*                                                         27,700                    3,292,838
King Pharmaceuticals, Inc.*                                                        200,000                   11,500,000
Triangle Pharmaceuticals, Inc.*                                                    211,100                    2,533,200
                                                                                                         --------------
                                                                                                             36,531,863
                                                                                                         --------------
Metal (1.24%)
Maverick Tube Corp.*                                                               467,000                    9,661,063
                                                                                                         --------------

Oil & Gas (1.48%)
Pride International, Inc.*                                                         410,000                    4,894,375
Stone Energy Corp.*                                                                190,000                    6,673,750
                                                                                                         --------------
                                                                                                             11,568,125
                                                                                                         --------------
Retail (8.05%)
99 Cents Only Stores*                                                              230,000                    7,360,000
Brightpoint, Inc.*                                                                 588,800                    7,212,800
CSK Auto Corp.*                                                                    210,000                    3,373,125
Chemdex Corp.*                                                                     117,900                   10,898,381
Cost Plus, Inc.*                                                                   150,000                    5,812,500
Linens 'n Things, Inc.*                                                            220,000                    5,500,000
Pacific Sunwear of California, Inc.*                                               325,000                   10,359,375
ScanSource, Inc.*                                                                  129,800                    4,981,075
Wild Oats Markets, Inc.*                                                           330,000                    7,260,000
                                                                                                         --------------
                                                                                                             62,757,256
                                                                                                         --------------

                   John Hancock Funds - Special Equities Fund

Schedule of Investments
December 10, 1999 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               MARKET
ISSUER, DESCRIPTION                                                             NUMBER OF SHARES               VALUE
-------------------                                                             ----------------               -------

Telecommunications (10.36%)
AirGate PCS, Inc.*                                                                 126,900                   $5,805,675
Allegiance Telecom, Inc.*                                                           80,000                    5,475,000
CoreComm Ltd.*                                                                     118,400                    5,772,000
Crown Castle International Corp.*                                                  400,700                    9,616,800
Efficient Networks, Inc.*                                                          100,300                    8,237,138
NEXTLINK Communications, Inc. (Class A)*                                            80,000                    5,130,000
Pinnacle Holdings, Inc.*                                                            74,500                    2,574,906
Powertel, Inc.*                                                                     89,700                    8,123,456
RF Micro Devices, Inc.*                                                             80,000                    5,455,000
Rural Cellular Corp. (Class A)*                                                     89,100                    8,475,638
Terayon Communication Systems, Inc.*                                               167,600                   10,935,900
XM Satellite Radio Holdings, Inc.*                                                 213,500                    5,124,000
                                                                                                           ------------
                                                                                                             80,725,513
                                                                                                           ------------
Transport (2.82%)
Expeditors International of Washington, Inc.                                       226,336                    9,308,068
Forward Air Corp.*                                                                 381,900                   12,698,175
                                                                                                           ------------
                                                                                                             22,006,243
                                                                                                           ------------

                                                              TOTAL COMMON STOCK
                                                             (Cost $476,694,539)   (90.97%)                 708,957,967
                                                                                  --------                 ------------

                                                                   INTEREST        PAR VALUE
ISSUER DESCRIPTION                                                   RATE        (000s OMITTED)
------------------                                                 --------      --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (9.18%)
  Investment in a joint repurchase agreement transaction
   with Lehman Brothers Holdings, Inc. - Dated 12-10-99
   due 12-13-99 (Secured by U.S. Treasury Bonds 5.25%
   thru 8.75% due 05-15-20 thru 11-15-28) - Note A                  5.530%         $71,545                   71,545,000
                                                                                                           ------------

Corporate Savings Account (0.00%)
Investors Bank & Trust Company
  Daily Interest Savings Account
  Current Rate 4.30%                                                                                                470
                                                                                                           ------------
                                                   TOTAL SHORT-TERM INVESTMENTS.    (9.18%)                  71,545,470
                                                                                 ---------                 ------------
                                                               TOTAL INVESTMENTS  (100.15%)                 780,503,437
                                                                                 ---------                 ------------
                                               OTHER ASSETS AND LIABILITIES, NET    (0.15%)                  (1,186,857)
                                                                                 ---------                 ------------
                                                                TOTAL NET ASSETS  (100.00%)                $779,316,580
                                                                                 =========                 ============

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is U.S. dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(UNAUDITED)
NOTE A --

ACCOUNTING POLICIES

John Hancock Special Equities Fund (the "Fund") was a diversified open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to seek growth of capital by investing in a diversified portfolio of equity securities consisting primarily of emerging growth companies and companies in "special" situations.

         The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class Y shares. The Fund issued Class C shares on March 1, 1999. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bore distribution and service expenses under terms of a distribution plan had exclusive voting rights to that distribution plan.

         On December 6, 1999, shareholders approved a vote on a proposed merger between the Fund and the John Hancock Small Cap Growth Fund ("Small Cap Growth Fund"). The reorganization provides for a transfer of substantially all the assets and liabilities of the Fund to the Small Cap Growth Fund in exchange solely for shares of beneficial interest of Small Cap Growth Fund. After the transaction and as of the close of business on December 10, 1999, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

        Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., could have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income which was distributed to shareholders. Therefore, no federal income tax provision was required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities was recorded on the ex-dividend date. Interest income on investment securities was recorded on the accrual basis.

         The Fund recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which could have differed from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that could have been applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) were calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporated estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could have differed from these estimates.

BANK BORROWINGS The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might have required the untimely disposition of securities. The Fund entered into a syndicated line of credit agreement with various banks, that enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permitted borrowings up to $500 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee based on the average daily unused portion of the line of credit was allocated among the participating funds. The Fund had no borrowing activity for the period ended December 10, 1999.

SECURITIES LENDING The Fund lent its securities to certain qualified brokers who paid the Fund negotiated lender fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securitites on loan. As with other extensions of credit, the Fund bore the risk of delay of the loaned securities in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At December 10, 1999, the Fund had no securities on loan.

FINANCIAL FUTURES CONTRACTS The Fund could buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tended to increase the Fund's exposure to the underlying instrument. Selling futures tended to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuated. Daily variation margin adjustments, arising from this "mark to market," were recorded by the Fund as unrealized gains or losses.

         When the contracts were closed, the Fund recognized a gain or loss. Risks of entering into futures contracts included the possibility that there may have been an illiquid market and/or that a change in the value of the contracts may not have correlated with changes in the value of the underlying securities. In addition, the Fund could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

         For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses could have been affected as a result of futures contracts.

         At December 10, 1999, there were no open positions in financial futures contracts.

NOTE B-

MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the investment management contract, the Fund paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.85% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.80% of the Fund's average daily net asset value in excess of $250,000,000.

         The Fund had a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended December 10, 1999 net sales charges received with regard to sales of Class A shares amounted to $21,735. Of this amount, $1,874 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $10,190 was paid as sales commissions to unrelated broker-dealers and $9,671 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

         Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended December 10, 1999, contingent deferred sales charges paid to JH Funds amounted to $212,702.

         Class C shares which were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended December 10 , 1999, there was no contingent deferred sales charges.

         In addition, to reimburse JH Funds for the services they provided as distributor of shares of the Fund, the Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund would make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

         The Fund had a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. Class A, Class B and Class C shares paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. Class Y shares paid a monthly transfer agent fee equivalent to 0.10% of the average daily net assets of the Class Y shares of the Fund.

         The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

         Mr. Edward J. Boudreau, Jr., Mr. Stephen L. Brown, Ms. Maureen R. Ford, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund, through December 10, 1999. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees could have elected to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C-

INVESTMENT TRANSACTIONS:

Purchases and proceeds from sales of securities, other then obligations of the U.S. government and its agencies and short-term securities, during the period ended December 10, 1999, aggregated $90,766,430 and $154,098,957, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended December 10, 1999.

         The cost of investments owned at December 10, 1999 (excluding the corporate savings account) for federal income tax purposes was $548,434,055. Gross unrealized appreciation and depreciation of investments aggregated $258,949,667 and $26,880,755 respectively, resulting in net unrealized appreciation of $232,068,912.

NOTE D --

RECLASSIFICATION OF ACCOUNTS

During the period ended December 10, 1999, the Fund had reclassified amounts to reflect a decrease in accumulated net realized gain on investments and foreign currency transactions of $848,790 , a decrease in accumulated net investment loss of $839,487 and an increase in capital paid-in of $9,303. This represented the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 10, 1999. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles and the Fund's use of the tax accounting practice known as equalization. The calculation of net investment income per share in the financial highlights excluded these adjustments.

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the taxable distributions of the Fund during its fiscal year ended December 10, 1999.

         The Fund has designated distributions to shareholders of $112,539,914 as a long-term capital gain dividend. These amounts were reported on the 1999 U.S. Treasury 1099-DIV.

         With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 10, 1999, 0.23% of the dividends qualify for the corporate dividends received deduction.

SHAREHOLDER MEETING

On December 6, 1999, a special meeting of the Fund was held. The shareholders approved the proposal to approve an Agreement and Plan of Reorganization between the Fund and Small Cap Growth Fund. 12,235,735 shares were voted for the proposal, 488,043 shares were voted against the proposal and 1,000,924 shares abstained.